DREYFUS BNY MELLON FUNDS, INC.
200 Park Avenue
 New York, New York 10166
March 4, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
 Attention: Patrick Scott, Esq.

Re:	Dreyfus BNY Mellon Funds, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-22912; 333-192305)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:
(1)	the form of Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A; and
(2)	the text of Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A was filed electronically on February 29, 2016.
DREYFUS BNY MELLON FUNDS, INC.

By:	/s/ Tara Raposa
Tara Raposa
Paralegal